Note 7. Revenue and Major Customers: Concentration Risk, Customers (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Policies
Concentration Risk, Customers

Note 8.                        Revenue and Major Customers

For the six months ended June 30, 2016 and 2015, the Company’s largest customer accounted for approximately 43% and 34% of our revenues, respectively, and approximately 24% for each of the three months ended June 30, 2016 and 2015.  For the six months ended June 30, 2016 and 2015, the top three customers accounted summarily for approximately 84% and 80%, respectively, and 55% and 65% for the three months ended June 30, 2016 and 2015, respectively, of the Company’s revenues.  The accounts receivable balance due (which are unsecured) for these three customers at June 30, 2016 was approximately $7,800, or 52% of the accounts receivable balance.

            Customers who accounted for more than 10% of the Company’s revenue for the six months ended June 30, 2016 were: Altamonte Springs, Florida ($107,700) and Jacksonville (Fla) Electric Authority ($55,900).  Customers who accounted for more than 10% of the Company’s revenue for the six months ended June 30, 2015 were: Jacksonville (Fla) Electric Authority ($228,800), Altamonte Springs, Florida ($184,300) and Merrell Brothers, (Fla) Inc. ($129,200).

            Customers who accounted for more than 10% of the Company’s revenue for the three months ended June 30, 2016 were:  Dan Viro Israel ($12,300); Jacksonville (Fla) Electric Authority ($9,300) and Kicking Tires (Fla) Ranch ($6,900).  Customers who accounted for more than 10% of the Company’s revenue for the three months ended June 30, 2015 were:  Altamonte Springs, Florida ($78,000); Jacksonville (Fla) Electric Authority ($76,800); Merrell Brothers, (Fla) Inc. ($58,000) and Indiantown, Florida ($56,200).

The Company’s sludge processing agreement with Altamonte Springs, which was its largest customer in 2014, it’s second largest in 2015 and its largest in both the first quarter and year to date 2016 revenue, was not renewed effective April 2016 and therefore did not contribute any revenue during the second quarter.  The Company’s failure to renew that agreement had a material adverse effect on its business, financial conditions and results of operations.  Beginning in March 2014, the Company’s operations in Florida were voluntarily delayed for a short time while the Company moved assets and personnel to a new site in Bradley, Florida.  While operations subsequently resumed, this reduction in revenue has materially reduced available cash to fund current or prior expenses incurred, remained at this lower level and then further decreased over subsequent periods to date.  Total revenue for the second quarter of 2016 was approximately $51,000, an 84% decrease from the same period in 2015 and a 74% decrease from the first quarter of 2016.

A substantial portion of the Company's revenue is derived from services provided under contracts and agreements with existing licensees.  Some of these contracts provide for termination of the contract by the customer after giving relatively short notice.  In addition, some of these contracts contain liquidated damages clauses, which may or may not be enforceable in the event of early termination of the contracts.  If one or more of these contracts are terminated prior to the expiration of its term, and the Company is not able to replace revenues from the terminated contract or receive liquidated damages pursuant to the terms of the contract, the lost revenue could have a material and adverse effect on its business and financial condition.

For the years ended December 31, 2015 and 2014, the Company’s largest customer accounted for approximately 31% and 22% of our revenues, respectively.  The Company’s sludge processing agreement with Toho Water Authority, which was also its largest customer for the years 2011 through 2013, was not renewed at the beginning of 2014.  The Company’s failure to renew that agreement has had a material adverse effect on its business, financial conditions and results of operations.  For the years ended December 31, 2015 and 2014, the top three customers accounted for approximately 74% and 50%, respectively, of the Company’s revenues.  The accounts receivable balance due (which are unsecured) for these three customers at December 31, 2015 and 2014 was approximately $69,000 and $99,000, respectively.

Customers who accounted for more than 10% of the Company’s revenue for the year ended December 31, 2015 were:  Jacksonville (Fla) Electric Authority ($362,000); Altamonte Springs, Florida ($343,000); Merrell Brothers, Inc. ($178,000) and Indiantown, Florida ($122,000).  Customers who accounted for more than 10% of the Company’s revenue for the year ended December 31, 2014 were:  Altamonte Springs, Florida ($289,000); Jacksonville (Fla) Electric Authority ($235,000) and Cedar Bay (Fla) Cogenerating Co., LP ($138,000).

Beginning in March 2014, the Company’s operations in Florida were voluntarily delayed for a short time while the Company moved assets and personnel to a new site in Bradley, Florida.  While operations resumed in Bradley in June 2014, this reduction in revenue, while temporary, has materially reduced available cash to fund current or prior expenses incurred.  The Company’s sludge processing agreement with Altamonte Springs, which was its largest customer in 2014 and its second largest customer in 2015, representing approximately 29% of Company revenues, was not renewed effective April 2016.  The Company’s failure to renew that agreement may have a material adverse effect on its business, financial conditions and results of operations.